Net Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Weighted Average Number of Shares Reconciliation from Common to Diluted common	2021 2020 Weighted average number of common shares 569,664,000 569,657,000 Dilutive effect of stock options 1,625,000 29,000 Weighted average number of diluted common shares 571,289,000 569,686,000
Summary of Options Excluded from Calculation of Diluted Net Earnings per Share	Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows: 2021 2020 Number of options excluded 2,393,822 9,875,797 Performance option plan years fully excluded 1 2012 - 2015 2011 – 2017 Stock option plan years fully excluded 2021 2015, 2017 – 2020 1 Previously granted under a legacy long-term incentive plan.